UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     November 10, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $224,761 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED NEUROMODULATION SYS   COM              00757T101      455    15000 SH       SOLE                        0    15000        0
AEROPOSTALE                    COM              007865108     4249   162177 SH       SOLE                        0   162177        0
AMGEN INC                      COM              031162100     7895   138967 SH       SOLE                        0   138967        0
BED BATH & BEYOND INC          COM              075896100    15059   405803 SH       SOLE                        0   405803        0
BROADCOM CORP                  CL A             111320107     6516   238784 SH       SOLE                        0   238784        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     2340   414219 SH       SOLE                        0   414219        0
C D W CORP                     COM              12512N105    13170   226954 SH       SOLE                        0   226954        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     9355   551277 SH       SOLE                        0   551277        0
CHEESECAKE FACTORY INC         COM              163072101     1378    31760 SH       SOLE                        0    31760        0
CHICOS FAS INC                 COM              168615102     7184   210056 SH       SOLE                        0   210056        0
CISCO SYS INC                  COM              17275R102    11700   646419 SH       SOLE                        0   646419        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      610    20000 SH       SOLE                        0    20000        0
EBAY INC                       COM              278642103     8772    95411 SH       SOLE                        0    95411        0
EON LABS INC                   COM              29412E100     7478   344604 SH       SOLE                        0   344604        0
FASTENAL CO                    COM              311900104     1033    17928 SH       SOLE                        0    17928        0
GILEAD SCIENCES INC            COM              375558103     7736   206947 SH       SOLE                        0   206947        0
HOMEBANC CORP GA               COM              43738R109      180    20000 SH       SOLE                        0    20000        0
HPL TECHNOLOGIES INC           COMMON           40426C105       47    92480 SH       SOLE                        0    92480        0
JDS UNIPHASE CORP              COM              46612J101       98    29095 SH       SOLE                        0    29095        0
KOHLS CORP                     COM              500255104    12432   260286 SH       SOLE                        0   260286        0
MEDTRONIC INC                  COM              585055106     7579   146026 SH       SOLE                        0   146026        0
NETWORK APPLIANCE INC          COM              64120L104    12870   558368 SH       SOLE                        0   558368        0
ORACLE CORP                    COM              68389X105     2092   185426 SH       SOLE                        0   185426        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108    11198   230940 SH       SOLE                        0   230940        0
PANERA BREAD CO                CL A             69840W108      526    14000 SH       SOLE                        0    14000        0
PAYCHEX INC                    COM              704326107     6918   229459 SH       SOLE                        0   229459        0
POWER-ONE INC                  COM              739308104     2966   457696 SH       SOLE                        0   457696        0
QUALCOMM INC                   COM              747525103    14240   364750 SH       SOLE                        0   364750        0
SKILLSOFT PLC                  SPONSORED ADR    830928107     2658   397241 SH       SOLE                        0   397241        0
STAPLES INC                    COM              855030102    10749   360461 SH       SOLE                        0   360461        0
STARBUCKS CORP                 COM              855244109    15362   337919 SH       SOLE                        0   337919        0
SYNOPSYS INC                   COM              871607107     5916   375373 SH       SOLE                        0   375373        0
VERISIGN INC                   COM              92343E102     8897   447560 SH       SOLE                        0   447560        0
WATSON PHARMACEUTICALS INC     COM              942683103     4045   137311 SH       SOLE                        0   137311        0
ZORAN CORP                     COM              98975F101     1058    67329 SH       SOLE                        0    67329        0